Derivative Instruments - Location and Fair Value Amounts of Derivative Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Derivatives, Fair Value [Line Items]
Accounts Receivable	$ 176,265	$ 91,879
Current portion of derivative assets	500	12,398
Derivative assets	10,323	2,913
Accrued liabilities	(138,156)	(61,708)
Current portion of derivative liabilities	(47,944)	(47,748)
Derivative liabilities	(121,135)	(213,731)
Derivative Financial Instruments, Assets [Member]
Derivatives, Fair Value [Line Items]
Accounts Receivable	12	284
Current portion of derivative assets	500	12,398
Derivative assets	10,323	2,913
Derivative Financial Instruments, Liabilities [Member]
Derivatives, Fair Value [Line Items]
Accrued liabilities	(9,174)	(9,259)
Current portion of derivative liabilities	(47,944)	(47,748)
Derivative liabilities	(121,135)	(213,731)
Foreign currency contracts [Member] | Derivative Financial Instruments, Assets [Member]
Derivatives, Fair Value [Line Items]
Accounts Receivable
Current portion of derivative assets	213	2,160
Derivative assets	4
Foreign currency contracts [Member] | Derivative Financial Instruments, Liabilities [Member]
Derivatives, Fair Value [Line Items]
Accrued liabilities
Current portion of derivative liabilities	(976)	(7)
Derivative liabilities	(83)
Cross currency swap [Member] | Derivative Financial Instruments, Assets [Member]
Derivatives, Fair Value [Line Items]
Accounts Receivable	12	284
Current portion of derivative assets	287	10,238
Derivative assets		2,913
Cross currency swap [Member] | Derivative Financial Instruments, Liabilities [Member]
Derivatives, Fair Value [Line Items]
Accrued liabilities
Current portion of derivative liabilities	(311)
Derivative liabilities	(25,421)
Interest rate swaps [Member] | Derivative Financial Instruments, Assets [Member]
Derivatives, Fair Value [Line Items]
Accounts Receivable
Current portion of derivative assets
Derivative assets	10,319
Interest rate swaps [Member] | Derivative Financial Instruments, Liabilities [Member]
Derivatives, Fair Value [Line Items]
Accrued liabilities	(9,174)	(9,259)
Current portion of derivative liabilities	(46,657)	(47,741)
Derivative liabilities	$ (95,631)	$ (213,731)